Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Statement of Operations [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,188
Operating expenses:
Research and development	0	0	247,696	0	365,910	50,000	415,910
General and administrative	242,325	268,018	634,696	648,844	549,315	171,543	803,147
Impairment of long-lived assets					0	919	919
Total operating expense	242,325	268,018	882,392	648,844	915,225	222,462	1,219,976
Loss from operations	242,325	268,018	882,392	648,844	(915,225)	(222,462)	(1,209,788)
Other Income and expense:
Interest expense	201,258	0	287,995	0
Interest income	0	(273)	(6)	(749)	749	0	749
Foreign currency transaction loss	(7,012)	0	(7,194)	0	3,958	0	3,958
Change in fair value of derivative liability	(1,586)	0	45,476	0
Total other expense	192,660	(273)	326,271	(749)	4,707	0	4,707
Net loss	(434,985)	(267,745)	(1,208,663)	(648,095)	(910,518)	(222,462)	(1,205,081)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(5,273)	2,635	(10,604)	842	1,899	0	1,899
Comprehensive loss	$ (440,258)	$ (265,110)	$ (1,219,267)	$ (647,253)	$ (908,619)	$ (222,462)	$ (1,203,182)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	378,038,740	378,033,149	378,035,047	377,884,460	377,921,835	797,038,934